Basis of Presentation and Going Concern (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Basis of Presentation and Going Concern [Line Items]
Current liability	$ 3,412,980	$ 3,317,432
Cash and cash equivalent	522,725	$ 509,798	$ 797,371	$ 552,064
Telesat GEO [Member]
Basis of Presentation and Going Concern [Line Items]
Current liability	2,400,000
Cash and cash equivalent	$ 210,500